Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Summary of short-term debt and weighted average annual interest rates

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,	December 31,
(in millions)	2013	2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300